INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets	$ 4,249	$ 2,755
Deferred income tax liabilities	(5,618)	(5,693)
Total deferred income tax assets and liabilities	$ (1,369)	$ (2,938)